CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDERS' DEFICIT - USD ($)	Preferred Stock	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Treasury Stock	Accumulated Other Comprehensive Loss	Total
Beginning Balance, Shares at Dec. 31, 2015		12,563,053
Beginning Balance, Amount at Dec. 31, 2015		$ 12,563	$ 246,541	$ (401,217)		$ (1,105,678)	$ (1,247,791)
Foreign currency translation effect						55,215	55,215
Issuance of common stock for the exercise of options, Shares		24,000
Issuance of common stock for the exercise of options, Amount		$ 24	23,976				24,000
Stock option expense			16,636				16,636
Contribution of capital by an officer			140				140
Fair value of warrants issued for services
Net income				(601,002)			(601,002)
Ending Balance, Shares at Dec. 31, 2016		12,587,053
Ending Balance, Amount at Dec. 31, 2016		$ 12,587	287,293	(1,002,219)		(1,050,463)	(1,752,802)
Foreign currency translation effect						(334,766)	(334,766)
Stock option expense			338,792				338,792
Sale of common stock and warrants, Shares		14,340
Sale of common stock and warrants, Amount		$ 14	91,766				91,780
Acquisition of subsidiary, Shares		170,000
Acquisition of subsidiary, Amount		$ 170	1,478,830				1,479,000
Issuance of stock for services, Shares		54,000
Issuance of stock for services, Amount		$ 54	401,746				401,800
Relative fair value of warrants issued with convertible debt			1,545,288				1,545,288
Beneficial conversion feature discount related to convertible notes payable			1,140,711				1,140,711
Fair value of warrants issued for services			368,003				368,003
Purchase of treasury stock, Shares					(138,689)
Purchase of treasury stock, Amount					$ (1,387)		(1,387)
Purchase of treasury stock from officer					(94,495)		(94,495)
Net income				(6,209,768)			(6,209,768)
Ending Balance, Shares at Dec. 31, 2017		12,825,393			(138,689)
Ending Balance, Amount at Dec. 31, 2017		$ 12,825	$ 5,652,429	$ (7,211,987)	$ (95,882)	$ (1,385,229)	(3,027,844)
Fair value of warrants issued for services
Net income							(2,273,413)
Ending Balance, Amount at Jun. 30, 2018							$ (3,430,543)